UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Murray Hill 2016-LC1 Holdings, LLC
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
⌧	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019
Date of Report (Date of earliest event reported):  March 5, 2020
Commission File Number of securitizer:  025-03291
Central Index Key Number of securitizer:  0001703037
Joseph H. Roth, (646) 380-1748
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ◻
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ◻
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ⌧
◻	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  N/A

(Exact name of issuing entity as specified in its charter)
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Central Index Key Number of issuing entity (if applicable):  N/A
Central Index Key Number of underwriter (if applicable):  N/A
Name and telephone number, including area code, of the person to contact in connection with this filing

ITEM 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
No Activity to Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: March 5, 2020		Murray Hill 2016-LC1 Holdings, LLC (Securitizer)

	By:	/s/ Denis Echtchenko
Name: Denis Echtchenko
Title: President and Chief Executive Officer